Short-Term Borrowings and Long-Term Debt (Long-Term Debt with Original Maturities of More than One Year) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Debt Instrument [Line Items]
Obligations under finance leases	¥ 4,621	¥ 9,170
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Obligations under finance leases	Obligations under finance leases
Loan participation borrowings	¥ 220,312	¥ 169,069
Senior borrowings and bonds	8,600,493	7,494,512
Subordinated borrowings and bonds	3,752,790	4,033,720
Total	¥ 12,578,216	¥ 11,706,471